CONDENSED BALANCE SHEETS (Q1) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 26, 2020
Current Assets
Cash	$ 199,358	$ 17,499		$ 1,144,776
Prepaid expenses	166,750	123,750		262,499
Total Current Assets	366,108	141,249		1,407,275
Cash and Investments held in Trust Account	284,419,506	284,379,776		278,774,646
Total Assets	284,785,614	284,521,025		280,181,921
Current Liabilities:
Accrued expenses	940,393	559,183		37,067
Promissory note - related party	1,050,000	0
Accrued offering costs		0		26,780
Total Current Liabilities	1,990,393	559,183		63,847
Deferred underwriting fee payable	9,660,000	9,660,000		9,660,000
Total Liabilities	28,702,502	36,447,246		55,713,791
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 shares at redemption value of $10.30 per share as of March 31, 2022 and December 31, 2021	284,280,000	284,280,000		278,760,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding	0	0		0
Additional paid-in capital	0	0		0
Accumulated deficit	(28,197,578)	(36,206,911)		(54,292,560)
Total Shareholders' Deficit	(28,196,888)	(36,206,221)	$ (48,719,744)	(54,291,870)	$ 0
Total Liabilities, Commitments and Contingencies and Shareholders' Deficit	284,785,614	284,521,025		280,181,921
Class A Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	0	0		0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	690	690		690
Forward Purchase Agreement [Member]
Current Liabilities:
Derivative liabilities	4,789,885	5,008,045		6,757,777
Warrant [Member]
Current Liabilities:
Derivative liabilities	$ 12,262,224	$ 21,220,018		$ 39,232,167